Condensed Financial Information of Parent Company - Condensed Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Interest expense	$ (12,261)	$ (15,313)	$ (17,585)
Other expenses	(9,434)	(8,064)	(7,476)
LOSS BEFORE INCOME TAXES	(28,491)	(9,646)	(50,525)
Income tax benefit	(1,317)	(297)	34
NET LOSS AVAILABLE TO COMMON SHAREHOLDERS	(29,808)	(9,943)	(50,491)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Interest expense	(2,150)	(2,188)	(2,594)
Management fee	4,130	4,573	3,438
Other expenses	(4,037)	(4,311)	(3,791)
LOSS BEFORE INCOME TAXES	(2,057)	(1,926)	(2,947)
Equity in undistributed loss of subsidiaries	(28,480)	(8,681)	(48,560)
Income tax benefit	729	664	1,016
NET LOSS AVAILABLE TO COMMON SHAREHOLDERS	$ (29,808)	$ (9,943)	$ (50,491)